CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 € / shares
Trade receivables, allowance for doubtful accounts | $	$ 623		$ 199
Common shares, par value | € / shares		€ 0.01		€ 0.01
Common shares, Authorized	70,000,000		70,000,000
Common shares, Issued	51,364,247		51,088,077
Common shares, Outstanding	49,035,951		48,759,781
Treasury shares, shares	2,328,296		2,328,296